Guarantees - Changes from customary respresentations and warranties related to loans sold by BPPR (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Guarantor Obligations [Line Items]
Balance as of beginning of period	$ 35,000
Balance as of end of period	22,000	$ 35,000
Indemnification Guarantee | Banco Popular de Puerto Rico
Guarantor Obligations [Line Items]
Balance as of beginning of period	3,212	10,837
Provision (reversal) for representations and warranties	(915)	(5,020)
Net charge-offs	0	(75)
Settlements paid	0	(2,530)
Balance as of end of period	$ 2,297	$ 3,212